Investment Objectives and Goals	Sep. 30, 2025
BNY Mellon International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.
BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.